Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Sep. 30, 2016
Supplement [Text Block]	dbxetf_SupplementTextBlock

August 28, 2017

DBX ETF TRUST
Deutsche X-trackers MSCI Italy Hedged Equity ETF
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF
(each, a “Fund” and collectively, the “Funds”)

Important Notice Regarding Change in Fund Name, Investment Policy and Management Fee

Supplement to each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, each dated September 30, 2016, and as each may be supplemented from time to time

Deutsche X-trackers MSCI Italy Hedged Equity ETF

Effective October 27, 2017, Deutsche X-trackers MSCI Italy Hedged Equity ETF’s name will change to Deutsche X-trackers Germany Equity ETF and the Fund’s ticker symbol will change to GRMY. At that time, the Fund will change its current policy of seeking investment results that correspond generally to the performance, before fees and expenses, of the MSCI Italy 25/50 US Dollar Hedged Index. Instead, the Fund will seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Solactive GBS Germany Large & Mid Cap USD Index TR (the “Germany Index”). The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval. So long as and to the extent it is required by applicable law, the Fund will not change its new policy to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Germany Index, unless it provides shareholders with at least 60 days’ written notice of such change. The current portfolio managers will continue to manage the Fund’s assets after October 27, 2017.

Additionally, the Fund’s Board of Trustees approved changes to the Fund’s investment policies, which will also take effect on October 27, 2017, such that the Fund will at all times invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities from issuers located in Germany. In addition, the Fund’s Board of Trustees approved changes to the Fund’s investment policies, which will also take effect on October 27, 2017, such that the Fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the Germany Index.

In addition, the Board of Trustees has approved a reduction in the unitary management fee for the Fund. Prior to October 27, 2017, the Fund had a unitary management fee of 0.45%. As of October 27, 2017, the Board of Trustees has reduced the unitary management fee to 0.15%.

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF

Also effective on October 27, 2017, Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF’s name will change to Deutsche X-trackers Eurozone Equity ETF and the Fund’s ticker symbol will change to EURZ. At that time, the Fund will change its current policy of seeking investment results that correspond generally to the performance, before fees and expenses, of the MSCI Southern Europe US Dollar Hedged Index. Instead, the Fund will seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Solactive GBS Developed Markets European Monetary Union Large & Mid Cap USD Index TR (the “Eurozone Index”). The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval. So long as and to the extent it is required by applicable law, the Fund will not change its new policy to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Eurozone Index, unless it provides shareholders with at least 60 days’ written notice of such change. The current portfolio managers will continue to manage the Fund’s assets after October 27, 2017.

Additionally, the Fund’s Board of Trustees approved changes to the Fund’s investment policies, which will also take effect on October 27, 2017, such that the Fund will at all times invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities from issuers located in the Eurozone. In addition, the Fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the Eurozone Index.

In addition, the Board of Trustees has approved a reduction in the unitary management fee for the Fund. Prior to October 27, 2017, the Fund had a unitary management fee of 0.45%. As of October 27, 2017, the Board of Trustees has reduced the unitary management fee to 0.15%.

Deutsche X-trackers MSCI Italy Hedged Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

August 28, 2017

DBX ETF TRUST
Deutsche X-trackers MSCI Italy Hedged Equity ETF
(each, a “Fund” and collectively, the “Funds”)

Important Notice Regarding Change in Fund Name, Investment Policy and Management Fee

Supplement to each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, each dated September 30, 2016, and as each may be supplemented from time to time

Deutsche X-trackers MSCI Italy Hedged Equity ETF

Effective October 27, 2017, Deutsche X-trackers MSCI Italy Hedged Equity ETF’s name will change to Deutsche X-trackers Germany Equity ETF and the Fund’s ticker symbol will change to GRMY. At that time, the Fund will change its current policy of seeking investment results that correspond generally to the performance, before fees and expenses, of the MSCI Italy 25/50 US Dollar Hedged Index. Instead, the Fund will seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Solactive GBS Germany Large & Mid Cap USD Index TR (the “Germany Index”). The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval. So long as and to the extent it is required by applicable law, the Fund will not change its new policy to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Germany Index, unless it provides shareholders with at least 60 days’ written notice of such change. The current portfolio managers will continue to manage the Fund’s assets after October 27, 2017.

Additionally, the Fund’s Board of Trustees approved changes to the Fund’s investment policies, which will also take effect on October 27, 2017, such that the Fund will at all times invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities from issuers located in Germany. In addition, the Fund’s Board of Trustees approved changes to the Fund’s investment policies, which will also take effect on October 27, 2017, such that the Fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the Germany Index.

In addition, the Board of Trustees has approved a reduction in the unitary management fee for the Fund. Prior to October 27, 2017, the Fund had a unitary management fee of 0.45%. As of October 27, 2017, the Board of Trustees has reduced the unitary management fee to 0.15%.

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

August 28, 2017

DBX ETF TRUST
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF
(each, a “Fund” and collectively, the “Funds”)

Important Notice Regarding Change in Fund Name, Investment Policy and Management Fee

Supplement to each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, each dated September 30, 2016, and as each may be supplemented from time to time

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF

Also effective on October 27, 2017, Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF’s name will change to Deutsche X-trackers Eurozone Equity ETF and the Fund’s ticker symbol will change to EURZ. At that time, the Fund will change its current policy of seeking investment results that correspond generally to the performance, before fees and expenses, of the MSCI Southern Europe US Dollar Hedged Index. Instead, the Fund will seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Solactive GBS Developed Markets European Monetary Union Large & Mid Cap USD Index TR (the “Eurozone Index”). The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval. So long as and to the extent it is required by applicable law, the Fund will not change its new policy to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Eurozone Index, unless it provides shareholders with at least 60 days’ written notice of such change. The current portfolio managers will continue to manage the Fund’s assets after October 27, 2017.

Additionally, the Fund’s Board of Trustees approved changes to the Fund’s investment policies, which will also take effect on October 27, 2017, such that the Fund will at all times invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities from issuers located in the Eurozone. In addition, the Fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the Eurozone Index.

In addition, the Board of Trustees has approved a reduction in the unitary management fee for the Fund. Prior to October 27, 2017, the Fund had a unitary management fee of 0.45%. As of October 27, 2017, the Board of Trustees has reduced the unitary management fee to 0.15%.